Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Jun. 30, 2025	Jul. 31, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Dividends on common stock, cash paid (usd per share)		$ 0.47	$ 0.53	$ 2.00	[1]	$ 1.78	[1]	$ 1.58	[1]
Equity	[2]			$ 44,721		$ 41,677		$ 40,820
Equity Excluding Preferred Stock
Equity				$ 39,477		$ 36,975		$ 36,427

[1]	Includes dividend equivalents on share-based awards.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $39,477 million at Dec. 31, 2025, $36,975 million at Dec. 31, 2024 and $36,427 million at Dec. 31, 2023.